Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2026
Disclosure of operating segments [abstract]
Summary of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
	Canadian		Wealth	Capital	Corporate
For the three months ended January 31, 2026	P&C	U.S. Banking (1)	Management	Markets (1)	Services (1) (2)	Total
Net interest income	$2,523	$2,267	$290	$700	$(137)	$5,643
Non-interest revenue	735	629	1,210	1,512	95	4,181
Total Revenue	3,258	2,896	1,500	2,212	(42)	9,824
Provision for credit losses on impaired loans	497	202	2	29	9	739
Provision for (recovery of) credit losses on performing loans	18	17	(4)	(21)	(3)	7
Total provision for credit losses	515	219	(2)	8	6	746
Depreciation and amortization	173	230	63	81	–	547
Non-interest expense	1,264	1,504	967	1,243	228	5,206
Income (loss) before taxes and non-controlling interest in subsidiaries	1,306	943	472	880	(276)	3,325
Provision for (recovery of) income taxes	358	201	120	223	(66)	836
Reported net income (loss)	$948	$742	$352	$657	$(210)	$2,489
Non-controlling interest in subsidiaries	$–	$(2)	$–	$–	$1	$(1)
Net income (loss) attributable to bank shareholders	$948	$744	$352	$657	$(211)	$2,490
Average assets (3)	$346,381	$244,203	$56,164	$593,769	$271,824	$1,512,341

	Canadian		Wealth	Capital	Corporate
For the three months ended January 31, 2025	P&C	U.S. Banking (1)	Management	Markets (1)	Services (1) (2)	Total
Net interest income	$2,385	$2,322	$238	$699	$(246)	$5,398
Non-interest revenue	658	642	1,082	1,374	112	3,868
Total Revenue	3,043	2,964	1,320	2,073	(134)	9,266
Provision for credit losses on impaired loans	491	312	1	35	20	859
Provision for (recovery of) credit losses on performing loans	51	102	(1)	11	(11)	152
Total provision for (recovery of) credit losses	542	414	–	46	9	1,011
Depreciation and amortization	153	252	55	85	–	545
Non-interest expense	1,140	1,500	828	1,166	248	4,882
Income (loss) before taxes and non-controlling interest in subsidiaries	1,208	798	437	776	(391)	2,828
Provision for (recovery of) income taxes	331	163	109	187	(100)	690
Reported net income (loss)	$877	$635	$328	$589	$(291)	$2,138
Non-controlling interest in subsidiaries	$–	$–	$–	$–	$4	$4
Net income (loss) attributable to bank shareholders	$877	$635	$328	$589	$(295)	$2,134
Average assets (3)	$341,485	$265,677	$52,550	$578,952	$282,850	$1,521,514
(1) Operating segments report on a taxable equivalent basis (teb). Net interest income, revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services net interest income, revenue and provision for income taxes.
(2) Corporate Services includes Technology and Operations.
(3) Included within average assets are average earning assets, which comprise deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for the three months ended January 31, 2026 are $1,334,388 million, including $344,866 million for Canadian P&C, $224,843 million for U.S. Banking, and $764,679 million for all other operating segments including Corporate Services (for the three months ended January 31, 2025 - Total: $1,319,541 million, Canadian P&C: $339,325 million, U.S. Banking: $243,645 million and all other operating segments: $736,571 million).